Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations	15 years 1 month 6 days	14 years 4 months 24 days